Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)		$ 1,190	$ 217
High-trigger loss-absorbing additional tier 1 capital instruments		11,837	11,931
Low-trigger loss-absorbing additional tier 1 capital instruments		2,577	2,414
UBS AG
Funding From Group And Other Subsidiaries [Line Items]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)		36,611	30,105
Senior unsecured debt other than TLAC		2,939	3,389
High-trigger loss-absorbing additional tier 1 capital instruments		11,854	11,958
Low-trigger loss-absorbing additional tier 1 capital instruments		2,575	2,415
Total	[1],[2]	$ 53,979	$ 47,866

[1]	Represents funding from UBS Group AG to UBS AG.
[2]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.